Inventories (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Inventories
Materials and supplies, amount	$ 2,891	$ 2,559
Merrill-Crowe in process, amount	679	1,004
Carbon column in-process, amount	478	478
Dor finished goods, amount	941	412
Total inventories, amount	$ 4,989	$ 4,453
Materials and supplies (in gold ounces) | oz	0
Merrill-Crowe in process (in gold ounces) | oz	536	691
Carbon column in-process (in gold ounces) | oz	474	474
Dor finished goods (in gold ounces) | oz	594	278
Total inventories (in gold ounces) | oz	1,604	1,443
Capitalized depreciation and amortization costs	$ 100	$ 100
Ore on leach pads, amount	$ 26,122	$ 22,062
Ore on leach pads (in gold ounces) | oz	18,921	17,019
Capitalized depreciation and amortization costs	$ 2,000	$ 1,800
Ore on leach pads written off (in gold ounces) | oz	3,980
Production costs written off	$ 6,400
Capitalized depreciation and amortization costs, written off	$ 500
Ore on leach pads, recovery (as a percent)	20.00%